Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2013
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated November 21, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Core Fund	7/1/2013
Effective December 11, 2013 (the Effective Date), the Fund's name will change to Columbia Select Large Cap Equity Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Large Cap Core Fund are deleted and replaced with Columbia Select Large Cap Equity Fund. In addition, the following changes are hereby made to the Fund's prospectus on the Effective Date:
On the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations, at the time of purchase, in the range of companies in the Standard & Poor's (S&P) 500 Index (the Index). The market capitalization range of the companies included within the Index was $2.7 billion to $433.1 billion as of September 30, 2013.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights and may invest in exchange-traded funds. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the technology sector. Generally, the Fund anticipates holding between between 45 and 65 securities in its portfolio; however, the Fund may hold, at any time, more or less securities than noted in this range.
The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.

Columbia Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated November 21, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Core Fund	7/1/2013
Effective December 11, 2013 (the Effective Date), the Fund's name will change to Columbia Select Large Cap Equity Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Large Cap Core Fund are deleted and replaced with Columbia Select Large Cap Equity Fund. In addition, the following changes are hereby made to the Fund's prospectus on the Effective Date:
On the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations, at the time of purchase, in the range of companies in the Standard & Poor's (S&P) 500 Index (the Index). The market capitalization range of the companies included within the Index was $2.7 billion to $433.1 billion as of September 30, 2013.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights and may invest in exchange-traded funds. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the technology sector. Generally, the Fund anticipates holding between between 45 and 65 securities in its portfolio; however, the Fund may hold, at any time, more or less securities than noted in this range.
The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations, at the time of purchase, in the range of companies in the Standard & Poor's (S&P) 500 Index (the Index). The market capitalization range of the companies included within the Index was $2.7 billion to $433.1 billion as of September 30, 2013.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights and may invest in exchange-traded funds. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the technology sector. Generally, the Fund anticipates holding between between 45 and 65 securities in its portfolio; however, the Fund may hold, at any time, more or less securities than noted in this range.
The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.